Other Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Income
Government subsidies	$ 6,292,006	$ 1,415,420	$ 85,311
Claims for Goods insurance	1,698,484	583,958	128,002
Others	717,997	563,943	350,869
Total other income	$ 8,708,487	$ 2,563,321	$ 564,182